Right-of-use asset and lease liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Initial adoption on beginning	R$ 261,380	R$ 204,056
Additions	82,886	123,691
Amortization	(77,117)	(64,666)
Loss on disposal	(3,060)	(1,701)
Reclassification	(11,489)
Initial adoption on end	252,600	261,380
Real Estates [Member]
IfrsStatementLineItems [Line Items]
Initial adoption on beginning	136,489	120,929
Additions	51,192	27,770
Amortization	(11,874)	(10,679)
Loss on disposal	(2,737)	(1,531)
Reclassification	(10,456)
Initial adoption on end	162,614	136,489
Vehicles [member]
IfrsStatementLineItems [Line Items]
Initial adoption on beginning	113,018	67,833
Additions	27,065	90,399
Amortization	(54,082)	(45,044)
Loss on disposal		(170)
Reclassification	(526)
Initial adoption on end	85,475	113,018
Equipments [Member]
IfrsStatementLineItems [Line Items]
Initial adoption on beginning	11,873	15,294
Additions	4,629	5,522
Amortization	(11,161)	(8,943)
Loss on disposal	(323)
Reclassification	(507)
Initial adoption on end	R$ 4,511	R$ 11,873